Document and Entity Information	6 Months Ended
Jun. 30, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Jerrick Media Holdings, Inc.
Entity Central Index Key	0001357671
Trading Symbol	JMDA
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false